Segment Information - Summary of Operating Segments (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)		Dec. 31, 2019 KRW (₩)	Dec. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Net operating revenues from external customers		₩ 14,483,603			₩ 12,492,642		₩ 11,431,851
Intersegment net operating revenues (expenses)		0			0
Sub-total		14,483,603			12,492,642
Net interest income		11,229,572		$ 9,472,435	9,722,274		9,196,787
Interest income		15,210,878		12,830,770	14,485,747		14,639,187
Interest expense		(3,981,306)		(3,358,335)	(4,763,473)		(5,442,400)
Net fee and commission income (expense)		3,625,583		3,058,273	2,958,939		2,355,004
Fee and commission income		5,323,606		4,490,600	4,527,024		3,879,247
Fee and commission expense		(1,698,023)		(1,432,327)	(1,568,085)		(1,524,243)
Net insurance income (expenses)		556,711		469,600	299,993		299,512
Insurance income		16,107,858		13,587,396	14,386,640		12,317,182
Insurance expense		(15,551,147)		(13,117,796)	(14,086,647)		(12,017,670)
Net gains (losses) on financial instruments at fair value through profit or loss		995,304		839,565	1,011,366		643,872
Net other operating income (expenses)		(1,923,567)		(1,622,579)	(1,499,930)		(1,063,324)
General and administrative expenses		(7,200,853)		(6,074,106)	(6,814,812)		(6,271,805)
Operating income before provision for credit losses		7,282,750		6,143,188	5,677,830		5,160,046
Reversal (provision) of credit losses		(1,185,133)		(999,691)	(1,043,498)		(670,185)
Net operating income		6,097,617		5,143,497	4,634,332		4,489,861
Share of profit (loss) of associates and joint ventures		93,526		78,892	(43,750)		16,451
Net other non-operating income (expenses)		(109,537)			189,390
Segment profit before income tax expense		6,081,606		5,129,992	4,779,972		4,533,198
Income tax expense		(1,697,225)		(1,431,653)	(1,264,394)		(1,220,570)
Profit for the year		4,384,381		3,698,339	3,515,578		3,312,628
Profit attributable to shareholders of the Parent Company		4,409,543		3,719,564	3,468,448		3,311,257
Profit (loss), attributable to non-controlling interests		(25,162)		$ (21,225)	47,130		1,371
Total assets		663,895,834	[1]		610,719,944	[1]		$ 560,013,357
Total liabilities		615,601,914	[1]		567,317,587	[1]		$ 519,276,183
Banking business
Disclosure of operating segments [line items]
Net operating revenues from external customers		8,132,794			7,550,348		6,946,626
Intersegment net operating revenues (expenses)		306,658			286,317
Sub-total		8,439,452			7,836,665
Net interest income		7,728,476			6,754,766
Interest income		10,674,361			10,456,165
Interest expense		(2,945,885)			(3,701,399)
Net fee and commission income (expense)		1,187,881			1,067,922
Fee and commission income		1,586,944			1,449,687
Fee and commission expense		(399,063)			(381,765)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		342,834			244,183
Net other operating income (expenses)		(819,739)			(230,206)
General and administrative expenses		(4,402,731)			(4,201,346)
Operating income before provision for credit losses		4,036,721			3,635,319
Reversal (provision) of credit losses		(522,728)			(484,182)
Net operating income		3,513,993			3,151,137
Share of profit (loss) of associates and joint ventures		57,156			(48,158)
Net other non-operating income (expenses)		(79,605)			28,844
Segment profit before income tax expense		3,491,544			3,131,823
Income tax expense		(953,515)			(812,304)
Profit for the year		2,538,029			2,319,519
Profit attributable to shareholders of the Parent Company		2,590,764			2,298,195
Profit (loss), attributable to non-controlling interests		(52,735)			21,324
Total assets	[1]	483,564,898			438,444,114
Total liabilities	[1]	450,675,985			408,036,040
Corporate Banking
Disclosure of operating segments [line items]
Net operating revenues from external customers		3,589,404			2,833,601
Intersegment net operating revenues (expenses)		34,771			178,199
Sub-total		3,624,175			3,011,800
Net interest income		3,802,477			3,238,002
Interest income		5,317,800			4,899,943
Interest expense		(1,515,323)			(1,661,941)
Net fee and commission income (expense)		390,619			363,459
Fee and commission income		534,749			480,190
Fee and commission expense		(144,130)			(116,731)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		29,407			(52,493)
Net other operating income (expenses)		(598,328)			(537,168)
General and administrative expenses		(1,831,948)			(1,555,089)
Operating income before provision for credit losses		1,792,227			1,456,711
Reversal (provision) of credit losses		(392,956)			(204,302)
Net operating income		1,399,271			1,252,409
Share of profit (loss) of associates and joint ventures		0			0
Net other non-operating income (expenses)		(9,237)			5,490
Segment profit before income tax expense		1,390,034			1,257,899
Income tax expense		(368,577)			(339,728)
Profit for the year		1,021,457			918,171
Profit attributable to shareholders of the Parent Company		1,022,699			917,956
Profit (loss), attributable to non-controlling interests		(1,242)			215
Total assets	[1]	189,310,448			164,323,181
Total liabilities	[1]	197,834,530			167,236,387
Retail Banking
Disclosure of operating segments [line items]
Net operating revenues from external customers		2,958,198			2,918,826
Intersegment net operating revenues (expenses)		0			0
Sub-total		2,958,198			2,918,826
Net interest income		3,541,539			3,178,280
Interest income		4,437,930			4,519,579
Interest expense		(896,391)			(1,341,299)
Net fee and commission income (expense)		392,060			406,603
Fee and commission income		535,530			529,178
Fee and commission expense		(143,470)			(122,575)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		0			0
Net other operating income (expenses)		(975,401)			(666,057)
General and administrative expenses		(2,036,855)			(2,072,515)
Operating income before provision for credit losses		921,343			846,311
Reversal (provision) of credit losses		(125,876)			(264,943)
Net operating income		795,467			581,368
Share of profit (loss) of associates and joint ventures		0			0
Net other non-operating income (expenses)		0			0
Segment profit before income tax expense		795,467			581,368
Income tax expense		(218,753)			(159,876)
Profit for the year		576,714			421,492
Profit attributable to shareholders of the Parent Company		576,714			421,492
Profit (loss), attributable to non-controlling interests		0			0
Total assets	[1]	169,513,344			161,330,053
Total liabilities	[1]	180,815,013			176,571,944
Other Banking Services
Disclosure of operating segments [line items]
Net operating revenues from external customers		1,585,192			1,797,921
Intersegment net operating revenues (expenses)		271,887			108,118
Sub-total		1,857,079			1,906,039
Net interest income		384,460			338,484
Interest income		918,631			1,036,643
Interest expense		(534,171)			(698,159)
Net fee and commission income (expense)		405,202			297,860
Fee and commission income		516,665			440,319
Fee and commission expense		(111,463)			(142,459)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		313,427			296,676
Net other operating income (expenses)		753,990			973,019
General and administrative expenses		(533,928)			(573,742)
Operating income before provision for credit losses		1,323,151			1,332,297
Reversal (provision) of credit losses		(3,896)			(14,937)
Net operating income		1,319,255			1,317,360
Share of profit (loss) of associates and joint ventures		57,156			(48,158)
Net other non-operating income (expenses)		(70,368)			23,354
Segment profit before income tax expense		1,306,043			1,292,556
Income tax expense		(366,185)			(312,700)
Profit for the year		939,858			979,856
Profit attributable to shareholders of the Parent Company		991,351			958,747
Profit (loss), attributable to non-controlling interests		(51,493)			21,109
Total assets	[1]	124,741,106			112,790,880
Total liabilities	[1]	72,026,442			64,227,709
Securities
Disclosure of operating segments [line items]
Net operating revenues from external customers		1,675,977			1,448,409		1,113,200
Intersegment net operating revenues (expenses)		11,002			(6,366)
Sub-total		1,686,979			1,442,043
Net interest income		556,386			510,566
Interest income		824,775			820,100
Interest expense		(268,389)			(309,534)
Net fee and commission income (expense)		1,014,801			916,758
Fee and commission income		1,201,670			1,037,545
Fee and commission expense		(186,869)			(120,787)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		123,183			117,792
Net other operating income (expenses)		(7,391)			(103,073)
General and administrative expenses		(855,142)			(844,503)
Operating income before provision for credit losses		831,837			597,540
Reversal (provision) of credit losses		(18,438)			(23,827)
Net operating income		813,399			573,713
Share of profit (loss) of associates and joint ventures		14,484			3,598
Net other non-operating income (expenses)		(18,307)			4,472
Segment profit before income tax expense		809,576			581,783
Income tax expense		(215,424)			(156,135)
Profit for the year		594,152			425,648
Profit attributable to shareholders of the Parent Company		594,301			425,622
Profit (loss), attributable to non-controlling interests		(149)			26
Total assets	[1]	55,493,984			57,570,654
Total liabilities	[1]	50,008,422			52,516,488
Non-life Insurance
Disclosure of operating segments [line items]
Net operating revenues from external customers		1,285,593			1,027,269		1,185,600
Intersegment net operating revenues (expenses)		(53,017)			5,976
Sub-total		1,232,576			1,033,245
Net interest income		625,228			615,951
Interest income		634,816			616,852
Interest expense		(9,588)			(901)
Net fee and commission income (expense)		(173,348)			(171,220)
Fee and commission income		10,418			8,571
Fee and commission expense		(183,766)			(179,791)
Net insurance income (expenses)		493,271			376,827
Insurance income		12,722,178			12,367,894
Insurance expense		(12,228,907)			(11,991,067)
Net gains (losses) on financial instruments at fair value through profit or loss		369,864			259,274
Net other operating income (expenses)		(82,439)			(47,587)
General and administrative expenses		(833,597)			(810,923)
Operating income before provision for credit losses		398,979			222,322
Reversal (provision) of credit losses		(5,476)			7,569
Net operating income		393,503			229,891
Share of profit (loss) of associates and joint ventures		(143)			(42)
Net other non-operating income (expenses)		17,446			16,142
Segment profit before income tax expense		410,806			245,991
Income tax expense		(108,715)			(68,821)
Profit for the year		302,091			177,170
Profit attributable to shareholders of the Parent Company		301,836			177,181
Profit (loss), attributable to non-controlling interests		255			(11)
Total assets	[1]	41,472,227			39,125,869
Total liabilities	[1]	37,328,955			35,093,312
Credit Card
Disclosure of operating segments [line items]
Net operating revenues from external customers		1,773,989			1,538,230		1,470,910
Intersegment net operating revenues (expenses)		(158,545)			(183,480)
Sub-total		1,615,444			1,354,750
Net interest income		1,390,753			1,265,703
Interest income		1,768,215			1,631,520
Interest expense		(377,462)			(365,817)
Net fee and commission income (expense)		546,022			400,485
Fee and commission income		1,644,806			1,485,718
Fee and commission expense		(1,098,784)			(1,085,233)
Net insurance income (expenses)		11,589			13,283
Insurance income		21,711			23,989
Insurance expense		(10,122)			(10,706)
Net gains (losses) on financial instruments at fair value through profit or loss		3,431			5,904
Net other operating income (expenses)		(336,351)			(330,625)
General and administrative expenses		(577,734)			(514,845)
Operating income before provision for credit losses		1,037,710			839,905
Reversal (provision) of credit losses		(465,342)			(396,376)
Net operating income		572,368			443,529
Share of profit (loss) of associates and joint ventures		785			1,127
Net other non-operating income (expenses)		(7,378)			(6,636)
Segment profit before income tax expense		565,775			438,020
Income tax expense		(144,611)			(114,027)
Profit for the year		421,164			323,993
Profit attributable to shareholders of the Parent Company		418,898			324,662
Profit (loss), attributable to non-controlling interests		2,266			(669)
Total assets	[1]	27,349,561			24,071,645
Total liabilities	[1]	22,793,919			19,789,959
Life Insurance
Disclosure of operating segments [line items]
Net operating revenues from external customers		631,065			237,416		107,404
Intersegment net operating revenues (expenses)		(7,273)			(9,655)
Sub-total		623,792			227,761
Net interest income		519,609			260,925
Interest income		523,882			261,056
Interest expense		(4,273)			(131)
Net fee and commission income (expense)		(26,895)			(18,059)
Fee and commission income		433			98
Fee and commission expense		(27,328)			(18,157)
Net insurance income (expenses)		56,871			(91,410)
Insurance income		3,406,145			2,026,052
Insurance expense		(3,349,274)			(2,117,462)
Net gains (losses) on financial instruments at fair value through profit or loss		137,343			71,350
Net other operating income (expenses)		(63,136)			4,955
General and administrative expenses		(203,198)			(152,271)
Operating income before provision for credit losses		420,594			75,490
Reversal (provision) of credit losses		1,677			472
Net operating income		422,271			75,962
Share of profit (loss) of associates and joint ventures		0			1
Net other non-operating income (expenses)		(158)			(16,270)
Segment profit before income tax expense		422,113			59,693
Income tax expense		(132,510)			(27,167)
Profit for the year		289,603			32,526
Profit attributable to shareholders of the Parent Company		289,603			32,526
Profit (loss), attributable to non-controlling interests		0			0
Total assets	[1]	36,921,678			35,546,572
Total liabilities	[1]	34,166,882			32,524,518
Others
Disclosure of operating segments [line items]
Net operating revenues from external customers		984,185			690,970		₩ 608,111
Intersegment net operating revenues (expenses)		98,215			324,910
Sub-total		1,082,400			1,015,880
Net interest income		411,874			314,832
Interest income		816,515			726,668
Interest expense		(404,641)			(411,836)
Net fee and commission income (expense)		1,068,648			776,282
Fee and commission income		1,187,661			871,499
Fee and commission expense		(119,013)			(95,217)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		184,467			396,626
Net other operating income (expenses)		(582,589)			(471,860)
General and administrative expenses		(438,170)			(405,530)
Operating income before provision for credit losses		644,230			610,350
Reversal (provision) of credit losses		(175,568)			(148,127)
Net operating income		468,662			462,223
Share of profit (loss) of associates and joint ventures		9,411			553
Net other non-operating income (expenses)		2,408			40,927
Segment profit before income tax expense		480,481			503,703
Income tax expense		(148,044)			(97,268)
Profit for the year		332,437			406,435
Profit attributable to shareholders of the Parent Company		330,563			404,381
Profit (loss), attributable to non-controlling interests		1,874			2,054
Total assets	[1]	52,929,567			47,408,052
Total liabilities	[1]	23,191,051			21,598,232
Consolidation adjustments
Disclosure of operating segments [line items]
Net operating revenues from external customers		0			0
Intersegment net operating revenues (expenses)		(197,040)			(417,702)
Sub-total		(197,040)			(417,702)
Net interest income		(2,754)			(469)
Interest income		(31,686)			(26,614)
Interest expense		28,932			26,145
Net fee and commission income (expense)		8,474			(13,229)
Fee and commission income		(308,326)			(326,094)
Fee and commission expense		316,800			312,865
Net insurance income (expenses)		(5,020)			1,293
Insurance income		(42,176)			(31,295)
Insurance expense		37,156			32,588
Net gains (losses) on financial instruments at fair value through profit or loss		(165,818)			(83,763)
Net other operating income (expenses)		(31,922)			(321,534)
General and administrative expenses		109,719			114,606
Operating income before provision for credit losses		(87,321)			(303,096)
Reversal (provision) of credit losses		742			973
Net operating income		(86,579)			(302,123)
Share of profit (loss) of associates and joint ventures		11,833			(829)
Net other non-operating income (expenses)		(23,943)			121,911
Segment profit before income tax expense		(98,689)			(181,041)
Income tax expense		5,594			11,328
Profit for the year		(93,095)			(169,713)
Profit attributable to shareholders of the Parent Company		(116,422)			(194,119)
Profit (loss), attributable to non-controlling interests		23,327			24,406
Total assets	[1]	(33,836,081)			(31,446,962)
Total liabilities	[1]	₩ (2,563,300)			₩ (2,240,962)

[1]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.